Financial instruments	12 Months Ended
Dec. 31, 2020
Financial instruments
36 Financial instruments
The disclosure of the Group’s financial instruments below includes the following sections:
■ Concentration of credit risk;
■ Fair value measurement (including fair value hierarchy, transfers between levels; level 3 reconciliation; qualitative and quantitative disclosures of valuation techniques);
■ Fair value option; and
■ Disclosures about fair value of financial instruments not carried at fair value.
Concentrations of credit risk
Credit risk concentrations arise when a number of counterparties are engaged in similar business activities, are located in the same geographic region or when there are similar economic features that would cause their ability to meet contractual obligations to be similarly impacted by changes in economic conditions.
The Group has in place a credit risk appetite framework which provides for the oversight and control of concentrations of credit exposures by single name, product, industry, and country. The Group Credit Portfolio Management function under the Global Chief Credit Officer is responsible for monitoring the portfolio and assessing compliance with the framework and the portfolio limits and controls in place. Credit risk concentrations are identified and measured using a range of quantitative tools and metrics and are reported to the Credit Risk Appetite Committee on a monthly basis. The Group Credit Portfolio Management function performs portfolio reviews and detailed analyses of selected segments of the portfolio which are presented to the Credit Risk Appetite Committee and to other governance forums including the Position & Client Risk cycle of Capital Allocation and Risk Management Committee and the Risk Committee where appropriate.
From an industry point of view, the combined credit exposure of the Group is diversified. A substantial portion of the credit exposure is with individual clients, particularly through residential mortgages in Switzerland, corporate credit exposures and lombard lending arrangements, or relates to derivative and other financial transactions with financial institutions. In both cases, the customer base is extensive and the number and variety of transactions are broad. For transactions with financial institutions and corporations, the business is also geographically diverse, with operations focused in the Americas, Europe and, to a lesser extent, Asia Pacific.
Fair value measurement
A significant portion of the Group’s financial instruments is carried at fair value. Deterioration of financial markets could significantly impact the fair value of these financial instruments and the results of operations.
The fair value of the majority of the Group’s financial instruments is based on quoted prices in active markets or observable inputs. These instruments include government and agency securities, certain short-term borrowings, most investment grade corporate debt, certain high yield debt securities, exchange-traded and certain OTC derivatives and most listed equity securities.
In addition, the Group holds financial instruments for which no prices are available and which have few or no observable inputs. For these instruments, the determination of fair value requires subjective assessment and judgment, depending on liquidity, pricing assumptions, the current economic and competitive environment and the risks affecting the specific instrument. In such circumstances, valuation is determined based on management’s own judgments about the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. These instruments include certain OTC derivatives, including interest rate, foreign exchange, equity and credit derivatives, certain corporate equity-linked securities, mortgage-related securities, private equity investments and certain loans and credit products, including leveraged finance, certain syndicated loans and certain high yield bonds, and life finance instruments. The fair value measurement disclosures exclude derivative transactions that are daily settled.
The fair value of financial instruments is impacted by factors such as benchmark interest rates, prices of financial instruments issued by third parties, commodity prices, foreign exchange rates and index prices or rates. In addition, valuation adjustments are an integral part of the valuation process when market prices are not indicative of the credit quality of a counterparty, and are applied to both OTC derivatives and debt instruments. The impact of changes in a counterparty’s credit spreads (known as credit valuation adjustments) is considered when measuring the fair value of assets, and the impact of changes in the Group’s own credit spreads (known as debit valuation adjustments) is considered when measuring the fair value of its liabilities. For OTC derivatives, the impact of changes in both the Group’s and the counterparty’s credit standing is considered when measuring their fair value, based on current CDS prices. The adjustments also take into account contractual factors designed to reduce the Group’s credit exposure to a counterparty, such as collateral held and master netting agreements. For hybrid debt instruments with embedded derivative features, the impact of changes in the Group’s credit standing is considered when measuring their fair value, based on current funded debt spreads.
US GAAP permits a reporting entity to measure the fair value of a group of financial assets and financial liabilities on the basis of the price that would be received to sell a net long position or paid to transfer a net short position for a particular risk exposure in an orderly transaction between market participants at the measurement date. As such, the Group continues to apply bid and offer adjustments to net portfolios of cash securities and/or derivative instruments to adjust the value of the net position from a mid-market price to the appropriate bid or offer level that would be realized under normal market conditions for the net long or net short position for a specific market risk. In addition, the Group reflects the net exposure to credit risk for its derivative instruments where the Group has legally enforceable agreements with its counterparties that mitigate credit risk exposure in the event of default.
Valuation adjustments are recorded in a reasonable and consistent manner that results in an allocation to the relevant disclosures in the notes to the financial statements as if the valuation adjustment had been allocated to the individual unit of account.
Fair value hierarchy
The levels of the fair value hierarchy are defined as follows:
■ Level 1: Quoted prices (unadjusted) in active markets for identical assets or liabilities that the Group has the ability to access. This level of the fair value hierarchy provides the most reliable evidence of fair value and is used to measure fair value whenever available.
■ Level 2 : Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly. These inputs include: (i) quoted prices for similar assets or liabilities in active markets; (ii) quoted prices for identical or similar assets or liabilities in markets that are not active, that is, markets in which there are few transactions for the asset or liability, the prices are not current or price quotations vary substantially either over time or among market makers, or in which little information is publicly available; (iii) inputs other than quoted prices that are observable for the asset or liability; or (iv) inputs that are derived principally from or corroborated by observable market data by correlation or other means.
■ Level 3: Inputs that are unobservable for the asset or liability. These inputs reflect the Group’s own assumptions about the assumptions that market participants would use in pricing the asset or liability (including assumptions about risk). These inputs are developed based on the best information available in the circumstances, which include the Group’s own data. The Group’s own data used to develop unobservable inputs is adjusted if information indicates that market participants would use different assumptions.
The Group records net open positions at bid prices if long, or at ask prices if short, unless the Group is a market maker in such positions, in which case mid-pricing is utilized. Fair value measurements are not adjusted for transaction costs.
Qualitative disclosures of valuation techniques
Overview
The Group has implemented and maintains a valuation control framework, which is supported by policies and procedures that define the principles for controlling the valuation of the Group’s financial instruments. Control functions such as Product Control and Risk Management review and approve significant valuation policies and procedures. The framework includes three main internal processes: (i) valuation governance; (ii) independent price verification and significant unobservable inputs review; and (iii) a cross-functional pricing model review. Through this framework, the Group determines the reasonableness of the fair value of its financial instruments.
On a monthly basis, meetings are held for each business line with senior representatives of the Front Office and Product Control to discuss independent price verification results, valuation adjustments, and other significant valuation issues. On a quarterly basis, a review of significant changes in the fair value of financial instruments is undertaken by Product Control and conclusions are reached regarding the reasonableness of those changes. Additionally, on a quarterly basis, meetings are held for each business line with senior representatives of the Front Office and control functions such as Product Control and Risk Management to discuss independent price verification results, valuation issues, business and market updates, as well as a review of significant changes in fair value from the prior quarter, significant unobservable inputs and prices used in valuation techniques, and valuation adjustments.
The valuation results are aggregated for reporting to the Valuation Risk Management Committee (VARMC) and the Audit Committee. The VARMC, which is comprised of Executive Board members and the heads of the business and control functions, meets to review and ratify valuation review conclusions, and to resolve significant valuation issues for the Group. Oversight of the valuation control framework is through specific and regular reporting on valuation directly to the Group’s Executive Board through the VARMC.
One of the key components of the governance process is the segregation of duties between the Front Office and Product Control. The Front Office is responsible for measuring inventory at fair value on a daily basis, while Product Control is responsible for independently reviewing and validating those valuations on a periodic basis. The Front Office values the inventory using, wherever possible, observable market data which may include executed transactions, dealer quotes or broker quotes for the same or similar instruments. Product Control validates this inventory using independently sourced data that also includes executed transactions, dealer quotes, and broker quotes.
In general, Product Control utilizes independent pricing service data as part of its review process. Independent pricing service data is analyzed to ensure that it is representative of fair value, including confirming that the data corresponds to executed transactions or executable broker quotes, review and assessment of contributors to ensure they are active market participants, review of statistical data and utilization of pricing challenges. The analysis also includes understanding the sources of the pricing service data and any models or assumptions used in determining the results. The purpose of the review is to judge the quality and reliability of the data for fair value measurement purposes and its appropriate level of usage within the Product Control independent valuation review.
For certain financial instruments the fair value is estimated in full or in part using valuation techniques based on assumptions that are not supported by market observable prices, rates or other inputs. In addition, there may be uncertainty about a valuation resulting from the choice of valuation technique or model used, the assumptions embedded in those models, the extent to which inputs are not market observable, or as a consequence of other elements affecting the valuation technique or model. Model calibration is performed when significant new market information becomes available or at a minimum on a quarterly basis as part of the business review of significant unobservable inputs for level 3 instruments. For models that have been deemed to be significant to the overall fair value of the financial instrument, model validation is performed as part of the periodic review of the related model.
The following information on the valuation techniques and significant unobservable inputs of the various financial instruments and the section “Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs” should be read in conjunction with the tables “Assets and liabilities measured at fair value on a recurring basis”, “Quantitative information about level 3 assets measured at fair value on a recurring basis” and “Quantitative information about level 3 liabilities measured at fair value on a recurring basis”.
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
Securities purchased under resale agreements and securities sold under repurchase agreements are measured at fair value using discounted cash flow analysis. Future cash flows are discounted using observable market interest rate repurchase/resale curves for the applicable maturity and underlying collateral of the instruments. As such, the significant majority of both securities purchased under resale agreements and securities sold under repurchase agreements are included in level 2 of the fair value hierarchy. Structured resale and repurchase agreements include embedded derivatives, which are measured using the same techniques as described below for stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships. If the value of the embedded derivative is determined using significant unobservable inputs, those structured resale and repurchase agreements included are classified as level 3 in the fair value hierarchy. The significant unobservable input is funding spread.
Securities purchased under resale agreements are usually fully collateralized or over-collateralized by government securities, money market instruments, corporate bonds, or other debt instruments. In the event of counterparty default, the collateral service agreement provides the Group with the right to liquidate the collateral held.
Debt securities
Foreign governments
Foreign government debt securities typically have quoted prices in active markets and are mainly categorized as level 1 instruments. Valuations of foreign government debt securities for which market prices are not available are based on yields reflecting credit rating, historical performance, delinquencies, loss severity, the maturity of the security, recent transactions in the market or other modeling techniques, which may involve judgment. Those securities where the price or model inputs are observable in the market are categorized as level 2 instruments, while those securities where prices are not observable and significant model inputs are unobservable are categorized as level 3 of the fair value hierarchy.
Corporates
Corporate bonds are priced to reflect current market levels either through recent market transactions or broker or dealer quotes. Where a market price for the particular security is not directly available, valuations are obtained based on yields reflected by other instruments in the specific or similar entity’s capital structure and adjusting for differences in seniority and maturity, benchmarking to a comparable security where market data is available (taking into consideration differences in credit, liquidity and maturity), or through the application of cash flow modeling techniques utilizing observable inputs, such as current interest rate curves and observable CDS spreads. Significant unobservable inputs may include correlation and price. For securities using market comparable price, the differentiation between level 2 and level 3 is based upon the relative significance of any yield adjustments as well as the accuracy of the comparison characteristics (i.e., the observable comparable security may be in the same country but a different industry and may have a different seniority level – the lower the comparability the more likely the security will be level 3).
RMBS, CMBS and CDO securities
Fair values of RMBS, CMBS and CDO may be available through quoted prices, which are often based on the prices at which similarly structured and collateralized securities trade between dealers and to and from customers. Fair values of RMBS, CMBS and CDO for which there are significant unobservable inputs are valued using capitalization rate and discount rate. Price may not be observable for fair value measurement purposes for many reasons, such as the length of time since the last executed transaction for the related security, use of a price from a similar instrument, or use of a price from an indicative quote. Fair values determined by market comparable price may include discounted cash flow models using the inputs credit spread, default rate, discount rate, prepayment rate and loss severity. Prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness.
For most structured debt securities, determination of fair value requires subjective assessment depending on liquidity, ownership concentration, and the current economic and competitive environment. Valuation is determined based on the Front Office’s own assumptions about how market participants would price the asset. Collateralized bond and loan obligations are split into various structured tranches and each tranche is valued based upon its individual rating and the underlying collateral supporting the structure. Valuation models are used to value both cash and synthetic CDOs.
Equity securities
The majority of the Group’s positions in equity securities are traded on public stock exchanges for which quoted prices are readily and regularly available and are therefore categorized as level 1 instruments. Level 2 and level 3 equities include fund-linked products, convertible bonds or equity securities with restrictions that are not traded in active markets. Significant unobservable inputs may include earnings before interest, taxes, depreciation and amortization (EBITDA) multiple and market comparable price.
Derivatives
Derivatives held for trading purposes or used in hedge accounting relationships include both OTC and exchange-traded derivatives. The fair values of exchange-traded derivatives measured using observable exchange prices are included in level 1 of the fair value hierarchy. For exchange-traded derivatives where the volume of trading is low, the observable exchange prices may not be considered executable at the reporting date. These derivatives are valued in the same manner as similar observable OTC derivatives and are included in level 2 of the fair value hierarchy. If the similar OTC derivative used for valuing the exchange-traded derivative is not observable, the exchange-traded derivative is included in level 3 of the fair value hierarchy.
The fair values of OTC derivatives are determined on the basis of either industry standard models or internally developed proprietary models. Both model types use various observable and unobservable inputs in order to determine fair value. The inputs include those characteristics of the derivative that have a bearing on the economics of the instrument. The determination of the fair value of many derivatives involves only a limited degree of subjectivity because the required inputs are observable in the marketplace, while more complex derivatives may use unobservable inputs that rely on specific proprietary modeling assumptions. Where observable inputs (prices from exchanges, dealers, brokers or market consensus data providers) are not available, attempts are made to infer values from observable prices through model calibration (spot and forward rates, mean reversion, benchmark interest rate curves and volatility inputs for commonly traded option products). For inputs that cannot be derived from other sources, estimates from historical data may be made. OTC derivatives where the majority of the value is derived from market observable inputs are categorized as level 2 instruments, while those where the majority of the value is derived from unobservable inputs are categorized as level 3 of the fair value hierarchy.
The valuation of derivatives includes an adjustment for the cost of funding uncollateralized OTC derivatives.
Interest rate derivatives
OTC vanilla interest rate products, such as interest rate swaps, swaptions and caps and floors are valued by discounting the anticipated future cash flows. The future cash flows and discounting are derived from market standard yield curves and industry standard volatility inputs. Where applicable, exchange-traded prices are also used to value exchange-traded futures and options and can be used in yield curve construction. For more complex products, inputs include, but are not limited to basis spread, correlation, credit spread, prepayment rate and volatility skew.
Foreign exchange derivatives
Foreign exchange derivatives include vanilla products such as spot, forward and option contracts where the anticipated discounted future cash flows are determined from foreign exchange forward curves and industry standard optionality modeling techniques. Where applicable, exchange-traded prices are also used for futures and option prices. For more complex products inputs include, but are not limited to, contingent probability, correlation and prepayment rate.
Equity and index-related derivatives
Equity derivatives include a variety of products ranging from vanilla options and swaps to exotic structures with bespoke payoff profiles. The main inputs in the valuation of equity derivatives may include buyback probability, correlation, gap risk, price and volatility.
Generally, the interrelationship between the correlation and volatility is positively correlated.
Credit derivatives
Credit derivatives include index, single-name and multi-name CDS in addition to more complex structured credit products. Vanilla products are valued using industry standard models and inputs that are generally market observable including credit spread and recovery rate.
Complex structured credit derivatives are valued using proprietary models requiring inputs such as correlation, credit spread, funding spread, loss severity, prepayment rate and recovery rate. These inputs are generally implied from available market observable data.
Other trading assets
Other trading assets primarily include life settlement and premium finance instruments and RMBS loans. Life settlement and premium finance instruments are valued using proprietary models with several inputs. The significant unobservable inputs of the fair value for life settlement and premium finance instruments is the estimate of market implied life expectancy, while for RMBS loans it is market comparable price.
For life settlement and premium finance instruments, individual life expectancy rates are typically obtained by multiplying a base mortality curve for the general insured population provided by a professional actuarial organization together with an individual-specific multiplier. Individual-specific multipliers are determined based on data from third-party life expectancy data providers, which examine the insured individual’s medical conditions, family history and other factors to arrive at a life expectancy estimate.
For RMBS loans, the use of market comparable price varies depending upon each specific loan. For some loans, similar to unobservable RMBS securities, prices from similar observable instruments are used to calculate implied inputs which are then used to value unobservable instruments using discounted cash flow. The discounted cash flow price is then compared to the unobservable prices and assessed for reasonableness. For other RMBS loans, the loans are categorized by specific characteristics, such as loan-to-value ratio, average account balance, loan type (single or multi-family), lien, seasoning, coupon, FICO score, locality, delinquency status, cash flow velocity, roll rates, loan purpose, occupancy, servicers advance agreement type, modification status, Federal Housing Administration insurance, property value and documentation quality. Loans with unobservable prices are put into consistent buckets which are then compared to market observable comparable prices in order to assess the reasonableness of those unobservable prices.
Other investments
Private equity funds, hedge funds and equity method investment funds
Equity method investment funds principally include equity investments in the form of a) direct investments in third-party hedge funds, private equity funds and funds of funds, b) equity method investments where the Group has the ability to significantly influence the operating and financial policies of the investee, and c) direct investments in non-marketable equity securities.
Direct investments in third-party hedge funds, private equity funds and funds of funds are measured at fair value based on their published NAVs as permitted by ASC Topic 820 – Fair Value Measurement. In some cases, NAVs may be adjusted where there is sufficient evidence that the NAV published by the investment manager is not in line with the fund’s observable market data, it is probable that the investment will be sold for an amount other than NAV or other circumstances exist that would require an adjustment to the published NAV. Although rarely adjusted, significant judgment is involved in making any adjustments to the published NAVs. The investments for which the fair value is measured using the NAV practical expedient are not categorized within the fair value hierarchy.
Direct investments in non-marketable equity securities consist of both real estate investments and non-real estate investments. Equity-method investments and direct investments in non-marketable equity securities are initially measured at their transaction price, as this is the best estimate of fair value. Thereafter, these investments are individually measured at fair value based upon a number of factors that include any recent rounds of financing involving third-party investors, comparable company transactions, multiple analyses of cash flows or book values, or discounted cash flow analyses. The availability of information used in these modeling techniques is often limited and involves significant judgment in evaluating these different factors over time. As a result, these investments are included in level 3 of the fair value hierarchy.
Life finance instruments
Life finance instruments include single premium immediate annuities (SPIA) and other premium finance instruments. Life finance instruments are valued in a similar manner as described for life settlement and premium finance instruments under the other trading assets section above.
Loans
The Group’s loan portfolio which is measured at fair value primarily consists of commercial and industrial loans and loans to financial institutions. Within these categories, loans measured at fair value include commercial loans, real estate loans, corporate loans, leverage finance loans and emerging market loans. Fair value is based on recent transactions and quoted prices, where available. Where recent transactions and quoted prices are not available, fair value may be determined by relative value benchmarking (which includes pricing based upon another position in the same capital structure, other comparable loan issues, generic industry credit spreads, implied credit spreads derived from CDS for the specific borrower, and enterprise valuations) or calculated based on the exit price of the collateral, based on current market conditions.
Both the funded and unfunded portion of revolving credit lines on the corporate lending portfolio are valued using a loan pricing model, which requires estimates of significant inputs including credit conversion factors, credit spreads, recovery rates and weighted average life of the loan. Significant unobservable inputs may include credit spread and price.
The Group’s other assets and liabilities include mortgage loans held in conjunction with securitization activities and assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The fair value of mortgage loans held in conjunction with securitization activities is determined on a whole-loan basis and is consistent with the valuation of RMBS loans discussed in “Other trading assets” above. Whole-loan valuations are calculated based on the exit price reflecting the current market conditions. The fair value of assets and liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP are determined based on the quoted prices for securitized bonds, where available, or on cash flow analyses for securitized bonds, when quoted prices are not available. The fair value of the consolidated financial assets of RMBS and CMBS securitization vehicles, which qualify as collateralized financing entities, are measured on the basis of the more observable fair value of the VIEs’ financial liabilities.
Short-term borrowings and long-term debt
The Group’s short-term borrowings and long-term debt include structured notes (hybrid financial instruments that are both bifurcatable and non-bifurcatable) and vanilla debt. The fair value of structured notes is based on quoted prices, where available. When quoted prices are not available, fair value is determined by using a discounted cash flow model incorporating the Group’s credit spreads, the value of derivatives embedded in the debt and the residual term of the issuance based on call options. Derivatives structured into the issued debt are valued consistently with the Group’s stand-alone derivative contracts held for trading purposes or used in hedge accounting relationships as discussed above. The fair value of structured debt is heavily influenced by the combined call options and performance of the underlying derivative returns. Significant unobservable inputs for short-term borrowings and long-term debt include buyback probability, correlation, credit spread, gap risk, mean reversion, price, recovery rate and volatility.
Generally, the interrelationships between correlation, credit spread, gap risk and volatility inputs are positively correlated.
Other liabilities
Failed sales
These liabilities represent the financing of assets that did not achieve sale accounting treatment under US GAAP. Failed sales are valued in a manner consistent with the related underlying financial instruments.
Assets and liabilities measured at fair value on a recurring basis
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,710	181,166	7,535	(119,731)		658		157,338
of which debt securities	16,321	45,766	2,253	–		55		64,395
of which foreign governments	15,908	11,909	140	–		–		27,957
of which corporates	353	9,799	1,270	–		55		11,477
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,044	2,466	124	–		603		63,237
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	2	605	0	–		–		607
Other investments	13	6	3,054	–		721		3,794
of which other equity investments	13	6	2,132	–		608		2,759
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,936	261,948	16,364	(120,635)		1,379		290,992
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,594	0	–		–		13,594
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,544	137,947	4,246	(129,867)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,536	132,885	4,191	(129,867)		–		17,745
of which interest rate products	3,264	68,159	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	63,708	7,268	–		–		70,976
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,586	0	–		–		10,586
Other liabilities	0	6,678	1,271	(169)		–		7,780
Total liabilities at fair value	77,618	242,872	14,035	(130,036)		1		204,490
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	356	0	–		–		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	85,556	0	–		–		85,556
Securities received as collateral	36,438	3,780	1	–		–		40,219
Trading assets	85,559	157,151	7,885	(97,606)		808		153,797
of which debt securities	19,430	45,641	1,923	–		–		66,994
of which foreign governments	19,281	7,484	198	–		–		26,963
of which corporates	16	10,905	1,128	–		–		12,049
of which RMBS	0	23,199	317	–		–		23,516
of which equity securities	60,675	2,862	197	–		808		64,542
of which derivatives	3,539	108,264	3,534	(97,606)		–		17,731
of which interest rate products	1,091	66,764	554	–		–		–
of which foreign exchange products	23	21,754	152	–		–		–
of which equity/index-related products	2,417	13,918	1,040	–		–		–
of which credit derivatives	0	5,336	879	–		–		–
of which other derivatives	5	66	909	–		–		–
of which other trading assets	1,915	384	2,231	–		–		4,530
Investment securities	2	1,004	0	–		–		1,006
Other investments	24	5	2,523	–		998		3,550
of which other equity investments	24	5	1,463	–		589		2,081
of which life finance instruments	0	0	1,052	–		–		1,052
Loans	0	8,945	3,717	–		–		12,662
of which commercial and industrial loans	0	2,491	1,283	–		–		3,774
of which financial institutions	0	3,730	1,201	–		–		4,931
of which government and public institutions	0	2,200	831			–		3,031
Other intangible assets (mortgage servicing rights)	0	0	244	–		–		244
Other assets	101	8,902	1,846	(447)		–		10,402
of which loans held-for-sale	0	6,594	1,619	–		–		8,213
Total assets at fair value	122,124	265,699	16,216	(98,053)		1,806		307,792
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	322	0	–		–		322
Customer deposits	0	2,865	474	–		–		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,715	0	–		–		10,715
Obligation to return securities received as collateral	36,438	3,780	1	–		–		40,219
Trading liabilities	23,010	115,062	3,854	(103,742)		2		38,186
of which debt securities	3,636	5,286	0	–		–		8,922
of which foreign governments	3,544	345	0	–		–		3,889
of which equity securities	15,628	109	53	–		2		15,792
of which derivatives	3,746	109,667	3,801	(103,742)		–		13,472
of which interest rate products	1,101	64,643	167	–		–		–
of which foreign exchange products	31	26,156	98	–		–		–
of which equity/index-related products	2,603	12,518	1,921	–		–		–
of which credit derivatives	0	5,963	1,211	–		–		–
Short-term borrowings	0	10,336	997	–		–		11,333
Long-term debt	0	57,721	12,610	–		–		70,331
of which structured notes over one year and up to two years	0	9,291	891	–		–		10,182
of which structured notes over two years	0	27,626	11,458	–		–		39,084
Other liabilities	0	6,654	1,385	(148)		–		7,891
Total liabilities at fair value	59,448	207,455	19,321	(103,890)		2		182,336
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2020	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading assets	7,885	3,255	(3,271)	6,304	(6,740)	2,064	(2,968)	290	1,598	0	5	0	0	(887)	7,535	1,377
of which debt securities	1,923	2,078	(1,775)	3,811	(3,493)	0	0	1	14	0	5	0	0	(311)	2,253	166
of which corporates	1,128	703	(809)	2,685	(2,464)	0	0	26	211	0	0	0	0	(210)	1,270	196
of which derivatives	3,534	995	(1,207)	0	0	2,064	(2,891)	213	1,607	0	1	0	0	(405)	3,911	1,323
of which equity/index-related products	1,040	255	(519)	0	0	507	(743)	107	725	0	0	0	0	(186)	1,186	752
of which other derivatives	909	0	0	0	0	303	(326)	(1)	291	0	0	0	0	(97)	1,079	310
of which other trading assets	2,231	119	(246)	2,420	(3,189)	0	(77)	72	76	0	(1)	0	0	(158)	1,247	(87)
Other investments	2,523	8	0	442	(194)	0	0	0	112	0	286	0	0	(123)	3,054	409
of which other equity investments	1,463	7	0	408	(22)	0	0	0	13	0	293	0	0	(30)	2,132	298
of which life finance instruments	1,052	0	0	34	(172)	0	0	0	99	0	0	0	0	(93)	920	112
Loans [2]	3,835	1,268	(549)	437	(640)	1,170	(1,435)	52	(164)	0	1	0	0	(306)	3,669	(97)
of which commercial and industrial loans [2]	1,401	446	(170)	184	(442)	610	(435)	6	(150)	0	1	0	0	(104)	1,347	(183)
of which financial institutions	1,201	238	(245)	0	(31)	499	(531)	20	43	0	0	0	0	(112)	1,082	47
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(44)	0	0	(20)	180	(44)
Other assets	1,846	1,440	(709)	4,553	(4,595)	547	(995)	(17)	(14)	0	0	0	0	(231)	1,825	(48)
of which loans held-for-sale	1,619	1,380	(665)	4,504	(4,567)	547	(994)	(41)	4	0	0	0	0	(211)	1,576	(73)
Total assets at fair value	16,334	5,971	(4,529)	11,949	(12,275)	3,781	(5,398)	325	1,532	0	248	0	0	(1,574)	16,364	1,597
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	7	0	0	0	10	(16)	448	46
Obligation to return securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading liabilities	3,854	848	(1,614)	471	(310)	2,146	(2,375)	260	1,428	0	0	0	0	(462)	4,246	1,653
of which derivatives	3,801	829	(1,611)	198	(8)	2,146	(2,375)	259	1,410	0	0	0	0	(458)	4,191	1,646
of which equity/index-related derivatives	1,921	248	(954)	0	0	776	(536)	167	644	0	0	0	0	(256)	2,010	1,162
of which credit derivatives	1,211	539	(562)	0	0	1,111	(1,425)	85	502	0	0	0	0	(126)	1,335	277
Short-term borrowings	997	37	(294)	0	0	1,307	(1,189)	4	(62)	0	0	0	0	(99)	701	94
Long-term debt	12,610	3,214	(7,478)	0	0	5,891	(5,622)	568	(708)	0	0	99	(81)	(1,225)	7,268	236
of which structured notes over one year and up to two years	891	689	(676)	0	0	1,022	(690)	40	(38)	0	0	1	(1)	(105)	1,133	(19)
of which structured notes over two years	11,458	1,614	(6,479)	0	0	4,766	(4,577)	532	(683)	0	0	98	(92)	(1,111)	5,526	224
Other liabilities	1,385	160	(183)	266	(277)	129	(396)	(33)	37	0	300	0	0	(117)	1,271	64
Total liabilities at fair value	19,321	4,259	(9,569)	950	(693)	9,473	(9,609)	799	702	0	300	99	(71)	(1,926)	14,035	2,093
Net assets/(liabilities) at fair value	(2,987)	1,712	5,040	10,999	(11,582)	(5,692)	4,211	(474)	830	0	(52)	(99)	71	352	2,329	(496)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2020, changes in net unrealized gains/(losses) of CHF (692) million and CHF 296 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 100 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 118 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2019	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	(12)	0	0	12	0	0	0	0	0	0	0	0	0	0
Securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1	0
Trading assets	8,980	1,600	(2,723)	16,544	(17,005)	1,142	(1,641)	(80)	1,281	0	0	0	0	(213)	7,885	1,085
of which debt securities	2,242	793	(1,508)	4,037	(3,537)	0	0	17	(41)	0	0	0	0	(80)	1,923	146
of which corporates	1,260	485	(843)	3,076	(2,768)	0	0	21	(52)	0	0	0	0	(51)	1,128	153
of which derivatives	3,298	592	(734)	0	0	1,142	(1,616)	(92)	1,034	0	0	0	0	(90)	3,534	957
of which equity/index-related products	1,054	224	(400)	0	0	361	(402)	(80)	316	0	0	0	0	(33)	1,040	404
of which credit derivatives	673	282	(244)	0	0	390	(765)	(6)	565	0	0	0	0	(16)	879	320
of which other derivatives	806	6	(1)	0	0	303	(317)	0	128	0	0	0	0	(16)	909	266
of which other trading assets	3,308	132	(424)	12,333	(13,384)	0	(25)	(2)	333	0	0	0	0	(40)	2,231	(43)
Other investments	1,309	48	(6)	1,184	(195)	0	0	0	151	0	56	0	0	(24)	2,523	328
of which other equity investments	227	48	(6)	1,134	9	0	0	0	1	0	56	0	0	(6)	1,463	84
of which life finance instruments	1,067	0	0	39	(186)	0	0	0	150	0	0	0	0	(18)	1,052	181
Loans	4,324	731	(470)	255	(275)	1,436	(2,170)	4	(64)	0	0	0	0	(54)	3,717	(7)
of which commercial and industrial loans	1,949	269	(335)	49	(194)	346	(734)	0	(49)	0	0	0	0	(18)	1,283	(9)
of which financial institutions	1,391	414	(76)	5	(81)	524	(957)	0	(9)	0	0	0	0	(10)	1,201	10
of which government and public institutions	446	48	(58)	199	0	251	(28)	2	(9)	0	0	0	0	(20)	831	(11)
Other intangible assets (mortgage servicing rights)	163	0	0	85	0	0	0	0	0	0	2	0	0	(6)	244	2
Other assets	1,543	470	(283)	1,970	(1,913)	703	(565)	17	(48)	0	0	0	0	(48)	1,846	28
of which loans held-for-sale	1,235	444	(222)	1,718	(1,693)	703	(564)	3	36	0	0	0	0	(41)	1,619	51
Total assets at fair value	16,349	2,849	(3,494)	20,040	(19,419)	3,293	(4,376)	(59)	1,320	0	58	0	0	(345)	16,216	1,436
Liabilities (CHF million)
Customer deposits	453	0	0	0	0	6	(34)	0	23	0	0	0	51	(25)	474	29
Obligation to return securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1	0
Trading liabilities	3,589	743	(723)	874	(891)	2,079	(2,478)	108	626	0	0	0	0	(73)	3,854	1,019
of which derivatives	3,527	723	(714)	1	(4)	2,079	(2,478)	108	631	0	0	0	0	(72)	3,801	1,016
of which equity/index-related derivatives	1,500	344	(405)	0	0	692	(761)	92	500	0	0	0	0	(41)	1,921	841
of which credit derivatives	1,140	314	(273)	0	0	1,101	(1,327)	28	249	0	0	0	0	(21)	1,211	147
Short-term borrowings	784	187	(494)	0	0	1,477	(1,151)	30	191	0	0	0	0	(27)	997	127
Long-term debt	12,665	2,707	(4,521)	0	0	6,079	(5,668)	149	1,301	0	0	13	175	(290)	12,610	1,448
of which structured notes over two years	11,800	2,286	(3,708)	0	0	4,546	(4,744)	94	1,256	0	0	13	173	(258)	11,458	1,301
Other liabilities	1,341	51	(80)	80	(131)	114	(383)	(4)	70	0	351	0	0	(24)	1,385	58
Total liabilities at fair value	18,862	3,688	(5,818)	956	(1,053)	9,755	(9,714)	283	2,211	0	351	13	226	(439)	19,321	2,681
Net assets/(liabilities) at fair value	(2,513)	(839)	2,324	19,084	(18,366)	(6,462)	5,338	(342)	(891)	0	(293)	(13)	(226)	94	(3,105)	(1,245)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues. As of 2019, changes in net unrealized gains/(losses) of CHF (1,394) million and CHF 149 million were recorded in trading revenues and other revenues, respectively.

Both observable and unobservable inputs may be used to determine the fair value of positions that have been classified within level 3. As a result, the unrealized gains and losses for assets and liabilities within level 3 presented in the table above may include changes in fair value that were attributable to both observable and unobservable inputs.
The Group employs various economic hedging techniques in order to manage risks, including risks in level 3 positions. Such techniques may include the purchase or sale of financial instruments that are classified in levels 1 and/or 2. The realized and unrealized gains and losses for assets and liabilities in level 3 presented in the table above do not reflect the related realized or unrealized gains and losses arising on economic hedging instruments classified in levels 1 and/or 2.
The Group typically uses nonfinancial assets measured at fair value on a recurring or nonrecurring basis in a manner that reflects their highest and best use.
Transfers in and out of level 3
Transfers into level 3 assets during 2020 were CHF  5,971 million, primarily from trading assets, loans held-for-sale and loans. The transfers were primarily in the securitized products, financing and global trading solution businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2020 were CHF  4,529 million, primarily in trading assets, loans held-for-sale and loans. The transfers out of level 3 assets were primarily the securitized products, financing and global trading solution businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers into level 3 assets during 2019 were CHF  2,849 million, primarily from trading assets and loans. The transfers were primarily in the credit and financing businesses due to limited observability of pricing data and reduced pricing information from external providers. Transfers out of level 3 assets during 2019 were CHF  3,494 million, primarily in trading assets and loans. The transfers out of level 3 assets were primarily in the credit, financing and equity derivatives businesses due to improved observability of pricing data and increased availability of pricing information from external providers.
Transfers out of level 3 liabilities of CHF  9,569 million in 2020 primarily reflected transfers of structured notes over two years arising from an enhancement to the assessment of the valuation significance of unobservable input parameters on equity linked issuances.
Uncertainty of fair value measurements at the reporting date from the use of significant unobservable inputs
For level 3 assets with a significant unobservable input of buyback probability, correlation, funding spread, pre-initial public offering (IPO) intrinsic option, mortality rate, price, recovery rate, unadjusted NAV, volatility or volatility skew, in general, an increase in the significant unobservable input would increase the fair value. For level 3 assets with a significant unobservable input of credit spread, default rate, discount rate, gap risk, market implied life expectancy (for life settlement and premium finance instruments) and prepayment rate, in general, an increase in the significant unobservable input would decrease the fair value.
For level 3 liabilities, in general, an increase in the related significant unobservable inputs would have the inverse impact on fair value. An increase in the significant unobservable input buyback probability, correlation, credit spread, contingent probability, market implied life expectancy (for life settlement and premium finance instruments), mortality rate and volatility would increase the fair value. An increase in the significant unobservable input discount rate, fund gap risk, funding spread, gap risk, mean reversion, prepayment rate and price would decrease the fair value.
Interrelationships between significant unobservable inputs
Except as noted above, there are no material interrelationships between the significant unobservable inputs for the financial instruments. As the significant unobservable inputs move independently, generally an increase or decrease in one significant unobservable input will have no impact on the other significant unobservable inputs.
Quantitative disclosures of valuation techniques
The following tables provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument.
Quantitative information about level 3 assets measured at fair value on a recurring basis
end of 2020	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	7,535
of which debt securities	2,253
of which corporates	1,270
of which	386	Discounted cash flow	Credit spread, in bp		(9)	1,509	1,007
of which	321	Market comparable	Price, in %		0	227	95
of which	416	Option model	Correlation, in %		(50)	100	55
			Gap risk, in %		0	2	0
			Recovery rate, in %		40	40	40
			Volatility, in %		0	158	23
of which	71	Vendor price	Price, in actuals		0	2,292	1,654
			Unadjusted NAV, in actuals		1	1	1
of which derivatives	3,911
of which equity/index-related products	1,186	Option model	Buyback probability, in %		50	100	66
			Correlation, in %		(50)	100	58
			Gap risk, in %	[2]	0	4	0
			Volatility, in %		(2)	158	24
of which other derivatives	1,079	Discounted cash flow	Market implied life expectancy, in years		2	14	6
			Mortality rate, in %		72	137	98
of which other trading assets	1,247
of which	766	Discounted cash flow	Market implied life expectancy, in years		3	14	7
Other investments	3,054
of which other equity investments	2,132
of which	840	Discounted cash flow	Discount rate, in %		9	9	9
			Terminal growth rate, in %		3	3	3
of which	118	Market comparable	Price, in %		100	100	100
of which	974	Adjusted NAV	Price, in actuals		310	310	310
of which	110	Vendor price	Price, in actuals		1	1,249	713
of which life finance instruments	920	Discounted cash flow	Market implied life expectancy, in years		2	15	6
Loans	3,669
of which commercial and industrial loans	1,347
of which	908	Discounted cash flow	Credit spread, in bp		237	1,480	554
			Recovery rate, in %		25	25	25
of which	338	Market comparable	Price, in %		0	100	70
	72	Option model	Pre-IPO intrinsic option, in actuals		100	100	100
of which financial institutions	1,082
of which	674	Discounted cash flow	Credit spread, in bp		192	1,698	612
			Recovery rate, in %		25	40	25
of which	190	Market comparable	Price, in %		0	100	54
Other assets	1,825
of which loans held-for-sale	1,576
of which	296	Discounted cash flow	Credit spread, in bp		246	506	343
			Recovery rate, in %		1	40	34
of which	1,277	Market comparable	Price, in %		0	111	71
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 assets measured at fair value on a recurring basis (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading assets	7,885
of which debt securities	1,923
of which corporates	1,128
of which	503	Market comparable	Price, in %		0	129	97
of which	913	Option model	Correlation, in %		(60)	100	63
			Gap risk, in %		0	2	0
			Volatility, in %		0	275	27
of which derivatives	3,534
of which equity/index-related products	1,040	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	64
			Gap risk, in %	[2]	0	2	0
			Volatility, in %		0	275	30
of which credit derivatives	879
of which	691	Discounted cash flow	Correlation, in %		97	97	97
			Credit spread, in bp		2	1,033	150
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	16
			Funding spread, in bp		100	115	102
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	7	4
			Recovery rate, in %		0	40	26
of which	142	Market comparable	Price, in %		86	110	98
of which other derivatives	909	Discounted cash flow	Market implied life expectancy, in years		2	15	6
			Mortality rate, in %		71	134	97
of which other trading assets	2,231
of which	856	Discounted cash flow	Market implied life expectancy, in years		2	15	7
of which	1,118	Market comparable	Price, in %		0	112	27
of which	233	Option model	Mortality rate, in %		0	70	6
Other investments	2,523
of which other equity investments	1,463
of which	398	Discounted cash flow	Discount rate, in %		9	9	9
			Terminal growth rate, in %		3	3	3
of which	147	Market comparable	Price, in %		100	100	100
of which	857	Vendor price	Price, in actuals		1	869	231
of which life finance instruments	1,052	Discounted cash flow	Market implied life expectancy, in years		2	16	6
Loans	3,717
of which commercial and industrial loans	1,283
of which	996	Discounted cash flow	Credit spread, in bp		96	1,484	654
			Recovery rate, in %		25	25	25
of which	273	Market comparable	Price, in %		0	99	64
of which financial institutions	1,201
of which	984	Discounted cash flow	Credit spread, in bp		111	1,261	412
			Recovery rate, in %		25	25	25
of which	135	Market comparable	Price, in %		16	100	36
of which government and public institutions	831
of which	468	Discounted cash flow	Credit spread, in bp		457	526	500
			Recovery rate, in %		25	40	30
of which	166	Market comparable	Price, in %		62	62	62
Other assets	1,846
of which loans held-for-sale	1,619
of which	501	Discounted cash flow	Credit spread, in bp		117	381	243
			Recovery rate, in %		0	1	1
of which	1,026	Market comparable	Price, in %		0	180	91
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis
end of 2020	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	4,246
of which derivatives	4,191
of which equity/index-related derivatives	2,010	Option model	Buyback probability, in %	[3]	50	100	66
			Correlation, in %		(50)	100	58
			Volatility, in %		(2)	158	27
of which credit derivatives	1,335
of which	738	Discounted cash flow	Correlation, in %		37	45	44
			Credit spread, in bp		0	1,468	391
			Default rate, in %		0	7	3
			Discount rate, in %		6	19	14
			Funding spread, in bp		55	183	120
			Loss severity, in %		0	100	68
			Prepayment rate, in %		0	9	7
			Recovery rate, in %		12	81	38
of which	520	Market comparable	Price, in %		84	116	99
of which	12	Option model	Correlation, in %		49	50	50
			Credit spread, in bp		13	865	250
Short-term borrowings	701
of which	58	Discounted cash flow	Credit spread, in bp		(4)	992	722
			Recovery rate, in %		35	40	39
of which	508	Option model	Buyback probability, in %		50	100	66
			Correlation, in %		(50)	100	56
			Funding gap risk, in %	[2]	0	2	0
			Volatility, in %		3	158	30
Long-term debt	7,268
of which structured notes over one year and up to two years	1,133
of which	48	Discounted cash flow	Credit spread, in bp		35	189	52
			Recovery rate, in %		25	25	25
of which	1,051	Option model	Buyback probability, in %	[3]	50	100	66
			Correlation, in %		(50)	100	55
			Funding gap risk, in %	[2]	0	2	0
			Gap risk, in %		0	4	1
			Volatility, in %		0	158	24
of which structured notes over two years	5,526
of which	1,380	Discounted cash flow	Credit spread, in bp		(14)	481	58
			Recovery rate, in %		23	40	38
of which	9	Market comparable	Price, in %		27	46	27
of which	3,961	Option model	Buyback probability, in %	[3]	50	100	66
			Correlation, in %		(50)	100	55
			Gap risk, in %	[2]	0	2	0
			Mean reversion, in %	[4]	(10)	0	(5)
			Volatility, in %		0	158	21
1 Weighted average is calculated based on the fair value of the instruments.
2 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
3 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Quantitative information about level 3 liabilities measured at fair value on a recurring basis (continued)
end of 2019	Fair value	Valuation technique	Unobservable input		Minimum value	Maximum value	Weighted average	[1]
CHF million, except where indicated
Trading liabilities	3,854
of which derivatives	3,801
of which equity/index-related derivatives	1,921	Option model	Buyback probability, in %	[2]	50	100	70
			Correlation, in %		(60)	100	66
			Volatility, in %		0	275	26
of which credit derivatives	1,211
of which	745	Discounted cash flow	Correlation, in %		38	45	44
			Credit spread, in bp		2	1,041	142
			Default rate, in %		1	20	4
			Discount rate, in %		8	27	15
			Funding spread, in bp		100	154	122
			Loss severity, in %		29	85	69
			Prepayment rate, in %		0	8	5
			Recovery rate, in %		0	40	31
of which	412	Market comparable	Price, in %		89	110	99
of which	23	Option model	Correlation, in %		49	50	49
			Credit spread, in bp		17	1,225	270
Short-term borrowings	997
of which	847	Option model	Buyback probability, in %		50	100	70
			Correlation, in %		(50)	100	62
			Funding gap risk, in %	[3]	0	2	0
			Volatility, in %		1	275	39
Long-term debt	12,610
of which structured notes over two years	11,458
of which	1,141	Discounted cash flow	Credit spread, in bp		(12)	1,260	40
			Recovery rate, in %		25	40	29
of which	22	Market comparable	Price, in %		43	46	43
of which	9,972	Option model	Buyback probability, in %	[2]	50	100	70
			Correlation, in %		(60)	100	63
			Gap risk, in %	[3]	0	2	0
			Mean reversion, in %	[4]	(55)	0	(7)
			Volatility, in %		0	275	26
1
Cash instruments are generally presented on a weighted average basis, while certain derivative instruments either contain a combination of weighted averages and arithmetic means of the related inputs or are presented on an arithmetic mean basis.

2 Estimate of probability of structured notes being put back to the Group at the option of the investor over the remaining life of the financial instruments.
3 Risk of unexpected large declines in the underlying values occurring between collateral settlement dates.
4 Management's best estimate of the speed at which interest rates will revert to the long-term average.
Qualitative discussion of the ranges of significant unobservable inputs
The following sections provide further information about the ranges of significant unobservable inputs included in the tables above. The level of aggregation and diversity within the financial instruments disclosed in the tables above results in certain ranges of significant inputs being wide and unevenly distributed across asset and liability categories.
Basis spread
Basis spread is the primary significant unobservable input for non-callable constant maturity treasury-constant maturity swap (CMS) products and is used to determine interest rate risk as a result of differing lending and borrowing rates.
Buyback probability
Buyback probability is the probability assigned to structured notes being unwound prior to their legal maturity.
Contingent probability
Contingent probability is the primary significant unobservable input for contingent foreign exchange forward trades where the delivery or exercise and the premium payment are contingent on an event such as completion of an M&A deal or regulatory approval for a product.
Correlation
There are many different types of correlation inputs, including credit correlation, cross-asset correlation (such as equity-interest rate correlation) and same-asset correlation (such as interest rate-interest rate correlation). Correlation inputs are generally used to value hybrid and exotic instruments. Due to the complex and unique nature of these instruments, the ranges for correlation inputs can vary widely across portfolios.
Credit spread and recovery rate
For financial instruments where credit spread is the significant unobservable input, the wide range represents positions with varying levels of risk. The lower end of the credit spread range typically represents shorter-dated instruments and/or those with better perceived credit risk. The higher end of the range typically comprises longer-dated financial instruments or those referencing non-performing, distressed or impaired reference credits. Similarly, the spread between the reference credit and an index can vary significantly based on the risk of the instrument. The spread will be positive for instruments that have a higher risk of default than the index (which is based on a weighted average of its components) and negative for instruments that have a lower risk of default than the index.
Similarly, recovery rates can vary significantly depending upon the specific assets and terms of each transaction. Transactions with higher seniority or more valuable collateral will have higher recovery rates, while those transactions which are more subordinated or with less valuable collateral will have lower recovery rates.
Default rate and loss severity
For financial instruments backed by residential real estate or other assets, diversity in the portfolio is reflected in a wide range for loss severity due to varying levels of default. The lower end of the range represents high performing or government guaranteed collateral with a low PD or guaranteed timely payment of principal and interest, while the higher end of the range relates to collateral with a greater risk of default.
Discount rate
The discount rate is the rate of interest used to calculate the present value of the expected cash flows of a financial instrument. There are multiple factors that will impact the discount rate for any given financial instrument including the coupon on the instrument, the term and the underlying risk of the expected cash flows. Two instruments of similar term and expected cash flows may have significantly different discount rates because the coupons on the instruments are different.
EBITDA multiple
EBITDA multiple is a primary significant unobservable input for some equity deals which are benchmarked using industry comparables. The EBITDA multiple may be preferred over other measures because it is normalized for differences between the accounting policies of similar companies.
Funding gap risk and gap risk
Gap risk is the primary significant unobservable input for fund-linked Constant Proportion Portfolio Insurance products and structures where the payoff may be sensitive to discontinuity in the hedging portfolio.
Funding spread
Funding spread is the primary significant unobservable input for special purpose vehicle funding facilities. Synthetic funding curves which represent the assets pledged as collateral are used to value structured financing transactions. The curves provide an estimate of where secured funding can be sourced and are expressed as a basis point spread in relation to the referenced benchmark rate.
Market implied life expectancy
Market implied life expectancy is the primary significant unobservable input on such products as life settlement, premium finance and SPIA, and represents the estimated mortality rate for the underlying insured for each contract. This estimate may vary depending upon multiple factors including the age and specific health characteristics of the insured.
Mean reversion
Mean reversion is the primary significant unobservable input for callable CMS spread exotics and represents the idea that prices and returns eventually move back towards the historical average.
Mortality rate
Mortality rate is the primary significant unobservable input for pension swaps. The expected present value of future cash flow of the trades depend on the mortality of individuals in the pension fund who are grouped into categories such as gender, age, pension amount and other factors. In some cases mortality rates include a “scaler” (also referred to as a loading or multiplier) that align mortality projections with historical experience and calibrate to exit level.
Pre-IPO intrinsic option
Pre-IPO intrinsic option represents the share price of a company in advance of its listing on a public exchange. It is typically a discounted price from the IPO price.
Prepayment rate
Prepayment rates may vary from collateral pool to collateral pool, and are driven by a variety of collateral-specific factors, including the type and location of the underlying borrower, the remaining tenor of the obligation and the level and type (e.g., fixed or floating) of interest rate being paid by the borrower.
Price
Bond equivalent price is a primary significant unobservable input for multiple products. Where market prices are not available for an instrument, benchmarking may be utilized to identify comparable issues (same industry and similar product mixes) while adjustments are considered for differences in deal terms and performance.
Terminal Growth Rate
The terminal growth rate is the rate at which free cash flows are expected to grow in perpetuity as part of an overall firm valuation process. The terminal growth rate typically parallels the historical inflation rate (2-3%) and is applied to the discounted cash flow model to represent mature stage company valuation.
Volatility and volatility skew
Volatility and its skew are both impacted by the underlying risk, term and strike price of the derivative. In the case of interest rate derivatives, volatility may vary significantly between different underlying currencies and expiration dates on the options. Similarly, in the case of equity derivatives, the volatility attributed to a structure may vary depending upon the underlying reference name on the derivative.
Investment funds measured at NAV per share
Investments in funds held in trading assets and trading liabilities primarily include positions held in equity funds of funds as an economic hedge for structured notes and derivatives issued to clients that reference the same underlying risk and liquidity terms of the fund. A majority of these funds have limitations imposed on the amount of withdrawals from the fund during the redemption period due to illiquidity of the investments. In other instances, the withdrawal amounts may vary depending on the redemption notice period and are usually larger for the longer redemption notice periods. In addition, penalties may apply if redemption is within a certain time period from initial investment.
Investments in funds held in other investments principally involves private equity securities and, to a lesser extent, publicly traded securities and fund of funds. Several of these investments have redemption restrictions subject to the discretion of the board of directors of the fund and/or redemption is permitted without restriction, but is limited to a certain percentage of total assets or only after a certain date.
The following table pertains to investments in certain entities that calculate NAV per share or its equivalent, primarily private equity and hedge funds. These investments do not have a readily determinable fair value and are measured at fair value using NAV.
Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2020						2019
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	138		519		657	45	58		748		806	53
Private equity funds	94		0		94	77	323		0		323	161
Hedge funds	12		7		19	0	21		65		86	0
Equity method investment funds	321		287		608	226	187		402		589	14
Funds held in other investments	427		294		721	303	531		467		998	175
Total fair value of investment funds and unfunded commitments	565	[1]	813	[2]	1,378	348	589	[3]	1,215	[4]	1,804	228
1 CHF 190 million of the underlying assets have known liquidation periods and for CHF 375 million, the timing of liquidation is unknown.
2
CHF 540 million is redeemable on demand with a notice period of primarily less than 30 days. CHF 4 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

3 CHF 163 million of the underlying assets have known liquidation periods and for CHF 426 million, the timing of liquidation is unknown.
4
CHF 724 million is redeemable on demand with a notice period of primarily less than 30 days. CHF 13 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

Assets and liabilities measured at fair value on a nonrecurring basis
Certain assets and liabilities are measured at fair value on a nonrecurring basis; that is, they are not measured at fair value on an ongoing basis but are subject to fair value adjustments in certain circumstances. Nonrecurring measurements reported are as of the end of the period, unless otherwise stated. The market value for loans held-for-sale and commitments held-for-sale is determined by benchmarking to comparable instruments.
The following table provides the fair value and the fair value hierarchy of all assets that were held as of December 31, 2020 and 2019, for which a nonrecurring fair value measurement was recorded.
Assets and liabilities measured at fair value on a nonrecurring basis
end of 2020	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	217	326	543
of which equity method investments	0	0	303	303
of which equity securities (without a readily determinable fair value)	0	217	10	227
Net loans	0	67	4	71
Other assets	0	104	97	201
of which loans held-for-sale	0	97	39	136
of which premises, equipment and right-of-use assets	0	4	54	58
Total assets recorded at fair value on a nonrecurring basis	0	388	427	815
Liabilities (CHF million)
Other liabilities	0	0	14	14
of which commitments held-for-sale	0	0	14	14
Total liabilities recorded at fair value on a nonrecurring basis	0	0	14	14

end of 2019
Assets (CHF million)
Other investments	0	0	1	1
Other intangible assets	0	0	10	10
Other assets	0	0	60	60
of which loans held-for-sale	0	0	29	29
of which premises, equipment and right-of-use assets	0	0	5	5
of which real estate held-for-sale	0	0	26	26
Total assets recorded at fair value on a nonrecurring basis	0	0	71	71
Liabilities (CHF million)
Other liabilities	0	0	22	22
of which commitments held-for-sale	0	0	22	22
Total liabilities recorded at fair value on a nonrecurring basis	0	0	22	22
The following table provide the representative range of minimum and maximum values and the associated weighted averages of each significant unobservable input for level 3 assets and liabilities by the related valuation technique most significant to the related financial instrument that were held as of December 31, 2020, for which a nonrecurring fair value measurement was recorded.
Quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis
end of 2020	Fair value	Valuation technique	Unobservable input	Minimum value	Maximum value	Weighted average	[1]
Assets (CHF million, except where indicated)
Other investments	326
of which equity method investments	303	Discounted cash flow	Discount rate, in %	10	14	12
Other assets	97
of which loans held-for-sale	39	Market comparable	Price, in %	83	100	95
of which premises, equipment and right-of-use assets	54
of which	52	Discounted cash flow	Price, in actuals	52	52	52
			Discount rate, in %	1	3	3
of which	2	Market comparable	Price, in actuals	2	2	2
Liabilities (CHF million, except where indicated)
Other liabilities	14
of which commitments held-for-sale	14	Market comparable	Price, in %	83	98	89
1 Weighted average is calculated based on the fair value of the instruments.
Fair value option
The Group has availed itself of the simplification in accounting offered under the fair value option. This has been accomplished generally by electing the fair value option, both at initial adoption and for subsequent transactions, on items impacted by the hedge accounting requirements of US GAAP. For instruments for which hedge accounting could not be achieved but for which the Group is economically hedged, the Group has generally elected the fair value option. Where the Group manages an activity on a fair value basis but previously has been unable to achieve fair value accounting, the Group has generally utilized the fair value option to align its financial accounting to its risk management reporting.
The Group elected fair value for certain of its financial statement captions as follows:
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions
The Group has elected to account for structured resale agreements and most matched book resale agreements at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing resale agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Other investments
The Group has elected to account for certain equity method investments at fair value. These activities are managed on a fair value basis; thus, fair value accounting is deemed more appropriate for reporting purposes.
In December 2019, Credit Suisse completed a review of the accounting treatment of the shares that it holds in SIX Group AG and elected fair value accounting under US GAAP in respect of this equity investment.
Loans
The Group has elected to account for substantially all commercial loans and loan commitments from the investment banking businesses and certain emerging market loans from the investment banking businesses at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. Additionally, recognition on a fair value basis eliminates the mismatch that existed due to the economic hedging the Group employs to manage these loans. Certain similar loans, such as project finance, lease finance, cash collateralized and some bridge loans, which were eligible for the fair value option, were not elected due to the lack of currently available infrastructure to fair value such loans and/or the inability to economically hedge such loans. Additionally, the Group elected not to account for loans granted by its private, corporate and institutional banking businesses at fair value, such as domestic consumer lending, mortgages and corporate loans, as these loans are not managed on a fair value basis.
Other assets
The Group elected the fair value option for loans held-for-sale, due to the short period over which such loans are held and the intention to sell such loans in the near term. Other assets also include assets of VIEs and mortgage securitizations which do not meet the criteria for sale treatment under US GAAP. The Group did elect the fair value option for these types of transactions.
Due to banks and customer deposits
The Group elected the fair value option for certain time deposits associated with its emerging markets activities. The Group’s customer deposits include fund-linked deposits. The Group elected the fair value option for these fund-linked deposits. Fund-linked products are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes.
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions
The Group has elected to account for structured repurchase agreements and most matched book repurchase agreements at fair value. These activities are managed on a fair value basis and fair value accounting was deemed more appropriate for reporting purposes. The Group did not elect the fair value option for firm financing repurchase agreements as these agreements are generally overnight agreements which approximate fair value, but which are not managed on a fair value basis.
Short-term borrowings
The Group’s short-term borrowings include hybrid debt instruments with embedded derivative features. Some of these embedded derivative features create bifurcatable debt instruments. The Group elected the fair value option for some of these instruments as of January 1, 2006, in accordance with the provisions of US GAAP. New bifurcatable debt instruments which were entered into in 2006 are carried at fair value. Some hybrid debt instruments do not result in bifurcatable debt instruments. US GAAP permits the Group to elect fair value accounting for non-bifurcatable hybrid debt instruments. With the exception of certain bifurcatable hybrid debt instruments which the Group did not elect to account for at fair value, the Group has elected to account for all hybrid debt instruments held as of January 1, 2007, and hybrid debt instruments originated after January 1, 2007, at fair value. These activities are managed on a fair value basis and fair value accounting was deemed appropriate for reporting purposes. There are two main populations of similar instruments for which fair value accounting was not elected. The first relates to the lending business transacted by the Group’s private, corporate and institutional banking businesses, which includes structured deposits and similar investment products. These are managed on a bifurcated or accrual basis and fair value accounting was not considered appropriate. The second is where the instruments were or will be maturing in the near term and their fair value will be realized at that time.
Long-term debt
The Group’s long-term debt includes hybrid debt instruments with embedded derivative features as described above in short-term borrowings. The Group’s long-term debt also includes debt issuances managed by the Treasury department that do not contain derivative features (vanilla debt). The Group actively manages the interest rate risk on these instruments with derivatives. In particular, fixed-rate debt is hedged with receive-fixed, pay-floating interest rate swaps. The Group elected to fair value fixed-rate debt upon implementation of the fair value option on January 1, 2007, with changes in fair value recognized as a component of trading revenues. The Group did not elect to apply the fair value option to fixed-rate debt issued by the Group since January 1, 2008, but instead applies hedge accounting.
Other liabilities
Other liabilities include liabilities of VIEs and mortgage securitizations that do not meet the criteria for sale treatment under US GAAP. The Group elected the fair value option for these types of transactions.
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2020			2019
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	57,895	99	85,556	85,463	93
Loans	11,408	12,079	(671)	12,662	13,104	(442)
Other assets [1]	7,834	10,090	(2,256)	9,710	12,006	(2,296)
Due to banks and customer deposits	(578)	(489)	(89)	(582)	(508)	(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,594)	(13,578)	(16)	(10,715)	(10,719)	4
Short-term borrowings	(10,740)	(10,632)	(108)	(11,333)	(11,187)	(146)
Long-term debt [2]	(70,976)	(73,842)	2,866	(70,331)	(72,126)	1,795
Other liabilities	(616)	(1,569)	953	(709)	(1,681)	972

Non-performing and non-interest-earning loans [3]	543	3,364	(2,821)	543	3,235	(2,692)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	2020		2019		2018
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	15	[1]	29	[1]	2	[1]
of which related to credit risk	0		11		(10)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,198	[1]	2,696	[1]	2,451	[1]
Other investments	397	[2]	268	[3]	241	[2]
of which related to credit risk	1		2		(1)
Loans	510	[1]	908	[1]	717	[1]
of which related to credit risk	(181)		26		(296)
Other assets	489	[1]	892	[1]	770	[1]
of which related to credit risk	(106)		111		61
Due to banks and customer deposits	(10)	[3]	(29)	[3]	(39)	[3]
of which related to credit risk	0		1		(37)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(58)	[1]	(612)	[1]	(890)	[1]
Short-term borrowings	(687)	[3]	(50)	[3]	2,807	[3]
of which related to credit risk	0		8		(5)
Long-term debt	(2,294)	[3]	(8,501)	[3]	4,206	[3]
of which related to credit risk	11		(5)		7
Other liabilities	(20)	[3]	92	[2]	73	[2]
of which related to credit risk	(15)		50		4
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.
The impact of credit risk on assets presented in the table above has been calculated as the component of the total change in fair value, excluding the impact of changes in base or risk-free interest rates. The impact of changes in own credit risk on liabilities presented in the table above has been calculated as the difference between the fair values of those instruments as of the reporting date and the theoretical fair values of those instruments calculated by using the yield curve prevailing at the end of the reporting period, adjusted up or down for changes in the Group’s own credit spreads from the transition date to the reporting date.
Interest income and expense, which are calculated based on contractual rates specified in the transactions, are recorded in the consolidated statements of operations depending on the nature of the instrument and its related market convention. When interest is included as a component of the change in the instrument’s fair value, it is included in trading revenues. Otherwise, it is included in interest and dividend income or interest expense. Interest and dividend income is recognized separately from trading revenues.
Gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities
The following table provides additional information regarding the gains and losses attributable to changes in instrument-specific credit risk on fair value option elected liabilities, which have been recorded in AOCI. The table includes both the amount of change during the period and the cumulative amount that were attributable to the changes in instrument-specific credit risk. In addition, the table includes the gains and losses related to instrument-specific credit risk, which were previously recorded in AOCI but have been transferred to net income during the period.
Gains/(losses) attributable to changes in instrument-specific credit risk
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2020	Cumulative	2019		2020	2019
Financial instruments (CHF million)
Customer deposits	(9)	(75)	(51)		0	0
Short-term borrowings	(13)	(66)	(2)		1	2
Long-term debt	70	(2,513)	(2,190)		155	190
of which treasury debt over two years	234	(796)	(1,198)		0	0
of which structured notes over two years	(177)	(1,591)	(769)		155	179
Total	48	(2,654)	(2,243)		156	192
1 Amounts are reflected gross of tax.
Financial instruments not carried at fair value
The “Carrying value and fair value of financial instruments not carried at fair value” table provides the carrying value and fair value of financial instruments which are not carried at fair value in the consolidated balance sheet. The disclosure excludes all non-financial instruments such as lease transactions, real estate, premises and equipment, equity method investments and pension and benefit obligations.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	0	21,139	0	21,139
Loans	277,137	0	272,660	14,534	287,194
Other financial assets [1]	155,266	138,672	16,315	303	155,290
Financial liabilities
Due to banks and customer deposits	402,589	234,700	167,924	0	402,624
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	0	10,256	0	10,256
Short-term borrowings	10,128	0	10,128	0	10,128
Long-term debt	90,111	0	90,897	2,317	93,214
Other financial liabilities [2]	16,012	0	15,567	412	15,979
2019 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	0	21,441	0	21,441
Loans	280,568	0	278,337	11,562	289,899
Other financial assets [1]	114,543	101,600	12,225	720	114,545
Financial liabilities
Due to banks and customer deposits	396,867	189,419	207,453	0	396,872
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	0	16,818	0	16,818
Short-term borrowings	17,052	0	17,052	0	17,052
Long-term debt	81,674	0	83,018	1,123	84,141
Other financial liabilities [2]	15,867	0	15,705	168	15,873
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.

Bank
Financial instruments
35 Financial instruments
> Refer to “Note 36 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group for further information.
Assets and liabilities measured at fair value on a recurring basis
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	525	0	–		–		525
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	57,994	0	–		–		57,994
Securities received as collateral	44,074	6,598	101	–		–		50,773
Trading assets	87,746	181,303	7,535	(119,731)		658		157,511
of which debt securities	16,321	45,903	2,253	–		55		64,532
of which foreign government	15,908	11,909	140	–		–		27,957
of which corporates	353	9,936	1,270	–		55		11,614
of which RMBS	0	20,882	557	–		–		21,439
of which equity securities	60,080	2,466	124	–		603		63,273
of which derivatives	9,297	132,054	3,911	(119,731)		–		25,531
of which interest rate products	3,036	71,043	733	–		–		–
of which foreign exchange products	42	24,259	143	–		–		–
of which equity/index-related products	6,150	31,945	1,186	–		–		–
of which other derivatives	22	110	1,079	–		–		–
of which other trading assets	2,048	880	1,247	–		–		4,175
Investment securities	1	604	0	–		–		605
Other investments	13	6	3,054	–		720		3,793
of which other equity investments	13	6	2,132	–		609		2,760
of which life finance instruments	0	0	920	–		–		920
Loans	0	7,739	3,669	–		–		11,408
of which commercial and industrial loans	0	2,187	1,347	–		–		3,534
of which financial institutions	0	3,506	1,082	–		–		4,588
Other intangible assets (mortgage servicing rights)	0	0	180	–		–		180
Other assets	137	7,315	1,825	(904)		–		8,373
of which failed purchases	109	1,229	51	–		–		1,389
of which loans held-for-sale	0	4,870	1,576	–		–		6,446
Total assets at fair value	131,971	262,084	16,364	(120,635)		1,378		291,162
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2020	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	413	0	–		–		413
Customer deposits	0	3,895	448	–		–		4,343
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	13,688	0	–		–		13,688
Obligation to return securities received as collateral	44,074	6,598	101	–		–		50,773
Trading liabilities	33,543	138,018	4,246	(129,937)		1		45,871
of which equity securities	20,527	111	55	–		1		20,694
of which derivatives	10,535	132,956	4,191	(129,937)		–		17,745
of which interest rate products	3,264	68,229	169	–		–		–
of which foreign exchange products	51	28,819	72	–		–		–
of which equity/index-related products	7,149	30,612	2,010	–		–		–
of which credit derivatives	0	4,663	1,335	–		–		–
Short-term borrowings	0	10,039	701	–		–		10,740
Long-term debt	0	62,957	7,286	–		–		70,243
of which structured notes over one year and up to two years	0	11,787	1,133	–		–		12,920
of which structured notes over two years	0	28,330	5,526	–		–		33,856
of which high-trigger instruments	0	10,627	0	–		–		10,627
Other liabilities	0	6,675	1,250	(169)		–		7,756
Total liabilities at fair value	77,617	242,283	14,032	(130,106)		1		203,827
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Assets measured at net asset value per share	[2]	Total
Assets (CHF million)
Cash and due from banks	0	356	0	–		–		356
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	85,556	0	–		–		85,556
Securities received as collateral	36,438	3,780	1	–		–		40,219
Trading assets	85,622	157,186	7,885	(97,606)		808		153,895
of which debt securities	19,430	45,677	1,923	–		–		67,030
of which foreign government	19,281	7,484	198	–		–		26,963
of which corporates	16	10,941	1,128	–		–		12,085
of which RMBS	0	23,199	317	–		–		23,516
of which equity securities	60,737	2,862	197	–		808		64,604
of which derivatives	3,539	108,263	3,534	(97,606)		–		17,730
of which interest rate products	1,091	66,763	554	–		–		–
of which foreign exchange products	23	21,754	152	–		–		–
of which equity/index-related products	2,417	13,918	1,040	–		–		–
of which credit derivatives	0	5,336	879	–		–		–
of which other derivatives	5	66	909	–		–		–
of which other trading assets	1,916	384	2,231	–		–		4,531
Investment securities	0	1,004	0	–		–		1,004
Other investments	24	5	2,523	–		996		3,548
of which other equity investments	24	5	1,463	–		589		2,081
of which life finance instruments	0	0	1,052	–		–		1,052
Loans	0	8,945	3,716	–		–		12,661
of which commercial and industrial loans	0	2,491	1,283	–		–		3,774
of which financial institutions	0	3,730	1,201	–		–		4,931
of which government and public institutions	0	2,200	830	–		–		3,030
Other intangible assets (mortgage servicing rights)	0	0	244	–		–		244
Other assets	101	8,902	1,846	(447)		–		10,402
of which loans held-for-sale	0	6,594	1,619	–		–		8,213
Total assets at fair value	122,185	265,734	16,215	(98,053)		1,804		307,885
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis (continued)
end of 2019	Level 1	Level 2	Level 3	Netting impact	[1]	Liabilities measured at net asset value per share	[2]	Total
Liabilities (CHF million)
Due to banks	0	322	0	–		–		322
Customer deposits	0	2,865	474	–		–		3,339
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	0	10,823	0	–		–		10,823
Obligation to return securities received as collateral	36,438	3,780	1	–		–		40,219
Trading liabilities	23,009	115,107	3,854	(103,786)		2		38,186
of which debt securities	3,636	5,286	0	–		–		8,922
of which foreign government	3,544	345	0	–		–		3,889
of which equity securities	15,628	109	53	–		2		15,792
of which derivatives	3,745	109,712	3,801	(103,786)		–		13,472
of which interest rate products	1,101	64,687	167	–		–		–
of which foreign exchange products	31	26,156	98	–		–		–
of which equity/index-related products	2,603	12,518	1,921	–		–		–
of which credit derivatives	0	5,963	1,211	–		–		–
Short-term borrowings	0	10,336	997	–		–		11,333
Long-term debt	0	56,657	12,749	–		–		69,406
of which structured notes over one year and up to two years	0	9,291	891	–		–		10,182
of which structured notes over two years	0	27,626	11,458	–		–		39,084
Other liabilities	0	6,650	1,367	(148)		–		7,869
Total liabilities at fair value	59,447	206,540	19,442	(103,934)		2		181,497
1 Derivative contracts are reported on a gross basis by level. The impact of netting represents legally enforceable master netting agreements.
2
In accordance with US GAAP, certain investments that are measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.

Assets and liabilities measured at fair value on a recurring basis for level 3
								Trading revenues		Other revenues		Accumulated other comprehensive income
2020	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading assets	7,885	3,255	(3,271)	6,304	(6,740)	2,064	(2,968)	290	1,598	0	5	0	0	(887)	7,535	1,377
of which debt securities	1,923	2,078	(1,775)	3,811	(3,493)	0	0	1	14	0	5	0	0	(311)	2,253	166
of which corporates	1,128	703	(809)	2,685	(2,464)	0	0	26	211	0	0	0	0	(210)	1,270	196
of which derivatives	3,534	995	(1,207)	0	0	2,064	(2,891)	213	1,607	0	1	0	0	(405)	3,911	1,323
of which equity/index-related products	1,040	255	(519)	0	0	507	(743)	107	725	0	0	0	0	(186)	1,186	752
of which other derivatives	909	0	0	0	0	303	(326)	(1)	291	0	0	0	0	(97)	1,079	310
of which other trading assets	2,231	119	(246)	2,420	(3,189)	0	(77)	72	76	0	(1)	0	0	(158)	1,247	(87)
Other investments	2,523	8	0	442	(194)	0	0	0	112	0	286	0	0	(123)	3,054	409
of which other equity investments	1,463	7	0	408	(22)	0	0	0	13	0	293	0	0	(30)	2,132	298
of which life finance instruments	1,052	0	0	34	(172)	0	0	0	99	0	0	0	0	(93)	920	112
Loans [2]	3,835	1,268	(549)	437	(640)	1,170	(1,435)	52	(164)	0	1	0	0	(306)	3,669	(97)
of which commercial and industrial loans [2]	1,402	446	(170)	184	(442)	610	(435)	6	(150)	0	1	0	0	(105)	1,347	(183)
of which financial institutions	1,201	238	(245)	0	(31)	499	(531)	20	43	0	0	0	0	(112)	1,082	47
Other intangible assets (mortgage servicing rights)	244	0	0	0	0	0	0	0	0	0	(44)	0	0	(20)	180	(44)
Other assets	1,846	1,440	(709)	4,553	(4,595)	547	(995)	(17)	(14)	0	0	0	0	(231)	1,825	(48)
of which loans held-for-sale	1,619	1,380	(665)	4,504	(4,567)	547	(994)	(41)	4	0	0	0	0	(211)	1,576	(73)
Total assets at fair value	16,334	5,971	(4,529)	11,949	(12,275)	3,781	(5,398)	325	1,532	0	248	0	0	(1,574)	16,364	1,597
Liabilities (CHF million)
Customer deposits	474	0	0	0	0	0	(27)	0	7	0	0	0	10	(16)	448	46
Obligation to return securities received as collateral	1	0	0	213	(106)	0	0	0	0	0	0	0	0	(7)	101	0
Trading liabilities	3,854	848	(1,614)	471	(310)	2,146	(2,375)	260	1,428	0	0	0	0	(462)	4,246	1,653
of which derivatives	3,801	829	(1,611)	198	(8)	2,146	(2,375)	259	1,410	0	0	0	0	(458)	4,191	1,646
of which equity/index-related derivatives	1,921	248	(954)	0	0	776	(536)	167	644	0	0	0	0	(256)	2,010	1,162
of which credit derivatives	1,211	539	(562)	0	0	1,111	(1,425)	85	502	0	0	0	0	(126)	1,335	277
Short-term borrowings	997	37	(294)	0	0	1,307	(1,189)	4	(62)	0	0	0	0	(99)	701	94
Long-term debt	12,749	3,089	(7,478)	0	0	5,891	(5,622)	568	(690)	0	0	99	(82)	(1,238)	7,286	209
of which structured notes over one year and up to two years	891	689	(676)	0	0	1,022	(690)	40	(38)	0	0	1	(1)	(105)	1,133	(19)
of which structured notes over two years	11,458	1,614	(6,479)	0	0	4,766	(4,577)	532	(683)	0	0	98	(92)	(1,111)	5,526	224
Other liabilities	1,367	160	(183)	266	(277)	129	(390)	(33)	37	0	289	0	0	(115)	1,250	64
Total liabilities at fair value	19,442	4,134	(9,569)	950	(693)	9,473	(9,603)	799	720	0	289	99	(72)	(1,937)	14,032	2,066
Net assets/(liabilities) at fair value	(3,108)	1,837	5,040	10,999	(11,582)	(5,692)	4,205	(474)	812	0	(41)	(99)	72	363	2,332	(469)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues or accumulated other comprehensive income. As of 2020, changes in net unrealized gains/(losses) of CHF (667) million and CHF 296 million were recorded in trading revenues and other revenues, respectively, and changes in unrealized (gains)/losses of CHF 98 million were recorded in Gains/(losses) on liabilities relating to credit risk in Accumulated other comprehensive income/(loss).

2 Includes an adjustment of CHF 119 million reflecting the impact of applying the fair value option on certain loans (previously held at amortized cost) at the adoption of the ASU 2019-05.

Assets and liabilities measured at fair value on a recurring basis for level 3 (continued)
								Trading revenues		Other revenues		Accumulated other comprehensive income
2019	Balance at beginning of period	Transfers in	Transfers out	Purchases	Sales	Issuances	Settlements	On transfers out	On all other	On transfers out	On all other	On transfers out	On all other	Foreign currency translation impact	Balance at end of period	Changes in unrealized gains/losses	[1]
Assets (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	0	0	(12)	0	0	12	0	0	0	0	0	0	0	0	0	0
Securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1	0
Trading assets	8,980	1,600	(2,723)	16,544	(17,005)	1,142	(1,641)	(80)	1,281	0	0	0	0	(213)	7,885	1,085
of which debt securities	2,242	793	(1,508)	4,037	(3,537)	0	0	17	(41)	0	0	0	0	(80)	1,923	146
of which corporates	1,260	485	(843)	3,076	(2,768)	0	0	21	(52)	0	0	0	0	(51)	1,128	153
of which derivatives	3,298	592	(734)	0	0	1,142	(1,616)	(92)	1,034	0	0	0	0	(90)	3,534	957
of which equity/index-related products	1,054	224	(400)	0	0	361	(402)	(80)	316	0	0	0	0	(33)	1,040	404
of which credit derivatives	673	282	(244)	0	0	390	(765)	(6)	565	0	0	0	0	(16)	879	320
of which other derivatives	806	6	(1)	0	0	303	(317)	0	128	0	0	0	0	(16)	909	266
of which other trading assets	3,308	132	(424)	12,333	(13,384)	0	(25)	(2)	333	0	0	0	0	(40)	2,231	(43)
Other investments	1,309	48	(6)	1,184	(194)	0	0	0	151	0	56	0	0	(25)	2,523	328
of which other equity investments	227	48	(6)	1,134	10	0	0	0	1	0	56	0	0	(7)	1,463	83
of which life finance instruments	1,067	0	0	39	(186)	0	0	0	150	0	0	0	0	(18)	1,052	181
Loans	4,324	731	(470)	255	(275)	1,436	(2,170)	4	(64)	0	0	0	0	(55)	3,716	(8)
of which commercial and industrial loans	1,949	269	(335)	49	(194)	346	(734)	0	(49)	0	0	0	0	(18)	1,283	(9)
of which financial institutions	1,391	414	(76)	5	(81)	524	(957)	0	(9)	0	0	0	0	(10)	1,201	10
of which government and public institutions	446	48	(58)	199	0	251	(28)	2	(9)	0	0	0	0	(21)	830	(12)
Other intangible assets (mortgage servicing rights)	163	0	0	85	0	0	0	0	0	0	2	0	0	(6)	244	2
Other assets	1,543	470	(283)	1,970	(1,913)	703	(565)	17	(48)	0	0	0	0	(48)	1,846	29
of which loans held-for-sale	1,235	444	(222)	1,718	(1,693)	703	(564)	3	36	0	0	0	0	(41)	1,619	51
Total assets at fair value	16,349	2,849	(3,494)	20,040	(19,418)	3,293	(4,376)	(59)	1,320	0	58	0	0	(347)	16,215	1,436
Liabilities (CHF million)
Customer deposits	453	0	0	0	0	6	(34)	0	23	0	0	0	51	(25)	474	29
Obligation to return securities received as collateral	30	0	0	2	(31)	0	0	0	0	0	0	0	0	0	1	0
Trading liabilities	3,589	743	(723)	874	(891)	2,079	(2,478)	108	626	0	0	0	0	(73)	3,854	1,019
of which derivatives	3,527	723	(714)	1	(4)	2,079	(2,478)	108	631	0	0	0	0	(72)	3,801	1,016
of which equity/index-related derivatives	1,500	344	(405)	0	0	692	(761)	92	500	0	0	0	0	(41)	1,921	841
of which credit derivatives	1,140	314	(273)	0	0	1,101	(1,327)	28	249	0	0	0	0	(21)	1,211	147
Short-term borrowings	784	187	(494)	0	0	1,477	(1,151)	30	191	0	0	0	0	(27)	997	127
Long-term debt	12,671	2,707	(4,398)	0	0	6,102	(5,668)	149	1,291	0	0	13	175	(293)	12,749	1,477
of which structured notes over two years	11,800	2,286	(3,708)	0	0	4,546	(4,744)	94	1,256	0	0	13	173	(258)	11,458	1,301
Other liabilities	1,327	51	(80)	80	(131)	114	(377)	(4)	65	0	346	0	0	(24)	1,367	58
Total liabilities at fair value	18,854	3,688	(5,695)	956	(1,053)	9,778	(9,708)	283	2,196	0	346	13	226	(442)	19,442	2,710
Net assets/(liabilities) at fair value	(2,505)	(839)	2,201	19,084	(18,365)	(6,485)	5,332	(342)	(876)	0	(288)	(13)	(226)	95	(3,227)	(1,274)
1
Changes in unrealized gains/(losses) on total assets at fair value and changes in unrealized (gains)/losses on total liabilities at fair value relating to assets and liabilities held at period end are included in net revenues. As of 2019, changes in net unrealized gains/(losses) of CHF (1,423) million and CHF 149 million were recorded in trading revenues and other revenues, respectively.

> Refer to “Note 36 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group for qualitative information about level 3 assets and liabilities measured at fair value on a recurring basis.

Fair value, unfunded commitments and term of redemption conditions of investment funds measured at NAV per share
	2020						2019
end of	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments	Non- redeemable		Redeemable		Total fair value	Unfunded commit- ments
Fair value of investment funds and unfunded commitments (CHF million)
Funds held in trading assets and trading liabilities	138		519		657	45	58		748		806	53
Private equity funds	92		0		92	77	321		0		321	161
Hedge funds	12		7		19	0	21		65		86	0
Equity method investment funds	322		287		609	226	187		402		589	14
Funds held in other investments	426		294		720	303	529		467		996	175
Fair value of investment funds and unfunded commitments	564	[1]	813	[2]	1,377	348	587	[3]	1,215	[4]	1,802	228
1 CHF 190 million of the underlying assets have known liquidation periods and for CHF 374 million, the timing of liquidation is unknown.
2
CHF 540 million of the redeemable on demand with a notice period of primarily less than 30 day. CHF 4 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

3 CHF 162 million of the underlying assets have known liquidation periods and for CHF 425 million, the timing of liquidation is unknown.
4
CHF 724 million of the redeemable on demand with a notice period of primarily less than 30 day. CHF 13 million of the investment funds had restrictions on redemptions, which have a redemption restriction of less than 1 year.

Assets measured at fair value on a nonrecurring basis
end of 2020	Level 1	Level 2	Level 3	Total
Assets (CHF million)
Other investments	0	217	326	543
of which equity method investments	0	0	303	303
of which equity securities (without a readily determinable fair value)	0	217	10	227
Net loans	0	67	4	71
Other assets	0	104	97	201
of which loans held-for-sale	0	97	39	136
of which premises, equipment and right-of-use assets	0	4	54	58
Total assets recorded at fair value on a nonrecurring basis	0	388	427	815
Liabilities (CHF million)
Other liabilities	0	0	14	14
of which commitments held-for-sale	0	0	14	14
Total liabilities recorded at fair value on a nonrecurring basis	0	0	14	14

end of 2019
Assets (CHF million)
Other investments	0	0	1	1
Other intangible assets	0	0	10	10
Other assets	0	0	60	60
of which loans held-for-sale	0	0	29	29
of which premises, equipment and right-of-use assets	0	0	5	5
of which real estate held-for-sale	0	0	26	26
Total assets recorded at fair value on a nonrecurring basis	0	0	71	71
Liabilities (CHF million)
Other liabilities	0	0	22	22
of which commitments held-for-sale	0	0	22	22
Total liabilities recorded at fair value on a nonrecurring basis	0	0	22	22
> Refer to “Note 36 – Financial instruments” in VI – Consolidated financial statements – Credit Suisse Group for quantitative information about level 3 assets and liabilities measured at fair value on a nonrecurring basis.
Difference between the aggregate fair value and unpaid principal balances of fair value option-elected financial instruments
	2020			2019
end of	Aggregate fair value	Aggregate unpaid principal	Difference	Aggregate fair value	Aggregate unpaid principal	Difference
Financial instruments (CHF million)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	57,994	57,895	99	85,556	85,463	93
Loans	11,408	12,079	(671)	12,661	13,103	(442)
Other assets [1]	7,834	10,090	(2,256)	9,710	12,006	(2,296)
Due to banks and customer deposits	(578)	(489)	(89)	(582)	(508)	(74)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(13,688)	(13,672)	(16)	(10,823)	(10,827)	4
Short-term borrowings	(10,740)	(10,632)	(108)	(11,333)	(11,187)	(146)
Long-term debt [2]	(70,243)	(73,175)	2,932	(69,406)	(71,177)	1,771
Other liabilities	(616)	(1,569)	953	(709)	(1,681)	972

Non-performing and non-interest-earning loans [3]	543	3,364	(2,821)	543	3,235	(2,692)
1 Primarily loans held-for-sale.
2
Long-term debt includes both principal-protected and non-principal protected instruments. For non-principal-protected instruments, the original notional amount has been reported in the aggregate unpaid principal.

3 Included in loans or other assets.
Gains and losses on financial instruments
	2020		2019		2018
in	Net gains/ (losses)		Net gains/ (losses)		Net gains/ (losses)
Financial instruments (CHF million)
Interest-bearing deposits with banks	15	[1]	29	[1]	2	[1]
of which related to credit risk	0		11		(10)
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	1,198	[1]	2,696	[1]	2,451	[1]
Other investments	397	[2]	268	[3]	241	[2]
of which related to credit risk	1		2		(1)
Loans	510	[1]	908	[1]	717	[1]
of which related to credit risk	(181)		26		(296)
Other assets	489	[1]	892	[1]	770	[1]
of which related to credit risk	(106)		111		61
Due to banks and customer deposits	(10)	[3]	(29)	[3]	(39)	[3]
of which related to credit risk	0		1		(37)
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	(58)	[1]	(612)	[1]	(890)	[1]
Short-term borrowings	(687)	[3]	(50)	[3]	2,807	[3]
of which related to credit risk	0		8		(5)
Long-term debt	(2,349)	[3]	(7,950)	[3]	4,375	[3]
of which related to credit risk	11		(5)		7
Other liabilities	(20)	[3]	92	[2]	72	[2]
of which related to credit risk	(15)		50		4
1 Primarily recognized in net interest income.
2 Primarily recognized in other revenues.
3 Primarily recognized in trading revenues.
Gains/(losses) attributable to changes in instrument-specific credit risk on fair value option elected liabilities
	Gains/(losses) recorded into AOCI			[1]	Gains/(losses) recorded in AOCI transferred to net income		[1]
in	2020	Cumulative	2019		2020	2019
Financial instruments (CHF million)
Customer deposits	(9)	(75)	(51)		0	0
Short-term borrowings	(13)	(66)	(2)		1	2
Long-term debt	24	(2,457)	(2,125)		155	190
of which treasury debt over two years	188	(729)	(1,133)		0	0
of which structured notes over two years	(177)	(1,602)	(769)		155	179
Total	2	(2,598)	(2,178)		156	192
1 Amounts are reflected gross of tax.
Carrying value and fair value of financial instruments not carried at fair value
	Carrying value	Fair value
end of		Level 1	Level 2	Level 3	Total
2020 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,139	0	21,139	0	21,139
Loans	285,570	0	281,097	14,534	295,631
Other financial assets [1]	154,441	137,763	16,399	302	154,464
Financial liabilities
Due to banks and customer deposits	403,704	235,477	168,262	0	403,739
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	10,256	0	10,256	0	10,256
Short-term borrowings	10,568	0	10,569	0	10,569
Long-term debt	90,035	0	90,716	2,317	93,033
Other financial liabilities [2]	16,131	0	15,694	403	16,097
2019 (CHF million)
Financial assets
Central bank funds sold, securities purchased under resale agreements and securities borrowing transactions	21,441	0	21,441	0	21,441
Loans	287,815	0	285,575	11,562	297,137
Other financial assets [1]	114,267	100,765	12,769	719	114,253
Financial liabilities
Due to banks and customer deposits	398,032	190,251	207,786	0	398,037
Central bank funds purchased, securities sold under repurchase agreements and securities lending transactions	16,818	0	16,818	0	16,818
Short-term borrowings	17,536	0	17,536	0	17,536
Long-term debt	81,593	0	83,081	1,123	84,204
Other financial liabilities [2]	16,508	0	16,343	168	16,511
1
Primarily includes cash and due from banks, interest-bearing deposits with banks, loans held-for-sale, cash collateral on derivative instruments, interest and fee receivables and non-marketable equity securities.

2 Primarily includes cash collateral on derivative instruments and interest and fee payables.